Income Tax (Credit)/Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax (Credit)/Expense [Abstract]
Schedule of Income Tax Benefit
	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
PRC Enterprise Income Tax Expense
Current tax expense	27	249
Deferred tax credit	(78)	(115)
Income tax credit	(51)	134

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
PRC Enterprise Income Tax Expense
Current year	219	83	38
Deferred tax	(131)	(201)	(123)
	88	(118)	(85)

Schedule of Profit Before Taxation at Applicable Tax Rates

A reconciliation between income tax credit and profit before taxation at applicable tax rates is set out below:

	Six months ended June 30,
	2024	2025
	USD’000 (unaudited)	USD’000 (unaudited)
Profit before taxation	2,140	242

Taxation at the applicable tax rate	559	95
Tax effect of preferential tax rates for tea plantation in the PRC	(708)	(185)
Tax effect of non-deductible expenses	71	62
Tax effect of unrecognized tax losses	—	20
Under-provision in prior year	27	142
Income tax (credit)/expense	(51)	134

A reconciliation between income tax expense (benefit) and profit before taxation at applicable tax rates is set out below:

	Year ended December 31,
	2022	2023	2024
	USD’000	USD’000	USD’000
Profit before taxation	11,941	11,383	2,003

Taxation at the applicable tax rate	3,024	2,898	597
Tax effect of preferential tax rates for tea plantation in the PRC	(3,268)	(3,132)	(1,023)
Tax effect of non-deductible expenses	289	159	221
Tax effect of tax losses unrecognized	43	—	95
(Over) under-provision in prior year	—	(43)	25
Income tax expense (benefit)	88	(118)	(85)